GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.9%
China – 95.7%
7,692
Advanced Micro-Fabrication
Equipment Inc China, Class
A (Semiconductors &
Semiconductor Equipment) $ 391,082
163,576
Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 2,491,819
5,915
Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 207,427
3,700
Anker Innovations Technology
Co. Ltd., Class A (Technology
Hardware & Equipment) 66,864
12,300
Anker Innovations Technology
Co. Ltd., Class H (Technology
Hardware & Equipment)* 172,210
36,200
ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 364,332
25,450
Baidu, Inc., Class A (Media &
Entertainment)* 352,549
263,200
Bank of Jiangsu Co. Ltd., Class
A (Banks) 461,115
121,475
Bank of Ningbo Co. Ltd., Class
A (Banks) 573,514
21,598
BYD Co. Ltd., Class A
(Automobiles & Components) 306,222
34,000
BYD Co. Ltd., Class H
(Automobiles & Components) 406,465
3,580
Cambricon Technologies Corp.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 585,238
54,700
Chaozhou Three-Circle Group
Co. Ltd., Class H (Technology
Hardware & Equipment)* 702,373
655,099
China Construction Bank Corp.,
Class A (Banks) 1,052,374
1,036,000
China Construction Bank Corp.,
Class H (Banks) 1,215,669
116,900
China Merchants Bank Co. Ltd.,
Class A (Banks) 685,710
54,500
China Merchants Bank Co. Ltd.,
Class H (Banks) 353,600
56,000
China Resources Land Ltd.
(Real Estate Management &
Development) 236,915
52,800
China Resources Mixc Lifestyle
Services Ltd. (Real Estate
Management & Development)
(a)
268,543
133,000
China Yangtze Power Co. Ltd.,
Class A (Utilities) 572,973
3,951
Circuit Fabology
Microelectronics Equipment Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 189,733
129,589
CITIC Securities Co. Ltd., Class
A (Financial Services) 545,087
131,500
CITIC Securities Co. Ltd., Class
H (Financial Services) 459,052
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
22,429
Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) $ 1,313,939
38,900
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 97,186
24,000
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 42,569
98,000 Dongyue Group Ltd. (Materials) 148,006
14,000
East Money Information
Co. Ltd., Class A (Financial
Services) 41,772
44,100
Foxconn Industrial Internet
Co. Ltd., Class A (Technology
Hardware & Equipment) 369,966
2,700
GigaDevice Semiconductor,
Inc., Class A (Semiconductors
& Semiconductor Equipment) 150,765
40,800
H World Group Ltd. (Consumer
Services) 173,332
3,033
H World Group Ltd. ADR
(Consumer Services) 129,479
7,900
Hangzhou Chang Chuan
Technology Co. Ltd., Class
A (Semiconductors &
Semiconductor Equipment) 303,107
27,170
Hubei Dinglong Co. Ltd., Class
A (Materials) 275,876
28,045
Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 119,716
79,700
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A (Food,
Beverage & Tobacco) 319,553
30,279
Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 486,494
56,438
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 451,742
6,019
Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 1,203,898
34,600
Luxshare Precision Industry
Co. Ltd., Class A (Technology
Hardware & Equipment) 294,641
17,000
Mao Geping Cosmetics Co.
Ltd., Class H (Household &
Personal Products) 127,352
38,090
Meituan , Class B (Consumer
Services)*
(a)
449,709
30,399
Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 394,273
68,100
Minth Group Ltd. (Automobiles
& Components) 241,232
1,060
Momenta Global Ltd. (Software
& Services)* 35,548

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,946
Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) $ 331,547
4,840
NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 491,353
19,700
NetEase, Inc. (Media &
Entertainment) 524,142
598,000
PetroChina Co. Ltd., Class H
(Energy) 760,931
206,000
PICC Property & Casualty Co.
Ltd., Class H (Insurance) 429,932
45,800
Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 371,763
53,500
Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 399,686
86,494
Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 348,939
110,814
Sany Heavy Industry Co. Ltd.,
Class A (Capital Goods) 337,227
13,200
SG Micro Corp., Class
A (Semiconductors &
Semiconductor Equipment) 186,734
11,600
Shanghai Conant Optical Co.
Ltd., Class H (Health Care
Equipment & Services) 46,758
42,100
Shanghai Top Numerical
Control Technology Co. Ltd.,
Class H (Capital Goods)* 75,692
4,700
Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Capital Goods) 162,001
35,200
Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 333,962
1,300
Sichuan Kelun -Biotech
Biopharmaceutical Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 79,931
19,500
Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 451,655
21,100
Sigenergy Technology Co. Ltd.,
Class H (Capital Goods) 783,827
55,000
Tencent Holdings Ltd. (Media
& Entertainment) 3,360,664
21,900
WUS Printed Circuit Kunshan
Co. Ltd., Class A (Technology
Hardware & Equipment) 336,110
27,828
WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
570,676
7,250
Yum China Holdings, Inc.
(Consumer Services) 343,538
64,970
Yunnan Aluminium Co. Ltd.,
Class A (Materials) 256,626
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,700
Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) $ 891,559
226,000
Zijin Mining Group Co. Ltd.,
Class H (Materials) 959,592
9,600
ZTO Express Cayman, Inc.
(Transportation) 229,739
32,895,605
Hong Kong – 1.0%
501
Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 26,104
25,000
Insilico Medicine Cayman
TopCo (Pharmaceuticals,
Biotechnology & Life
Sciences)* 145,738
11,613
Zijin Gold International Co.
Ltd. (Materials) 175,608
347,450
Taiwan – 1.8%
5,000
Chroma ATE, Inc. (Technology
Hardware & Equipment) 314,130
2,000
Elite Material Co. Ltd.
(Technology Hardware &
Equipment) 287,106
601,236
United States – 1.4%
18,900
BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 467,208
TOTAL COMMON STOCKS
(Cost $26,332,712)
34,311,499
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
36 3.760% 36
(Cost $36)
TOTAL INVESTMENTS – 99.9%
(Cost $26,332,748)
$ 34,311,535
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
47,243
NET ASSETS – 100.0%
$ 34,358,778
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Investment Abbreviations:
ADR — American Depositary Receipt
Sector Name
% of
Market
Value
Financials 19.3%
Information Technology 18.4
Consumer Discretionary 15.5
Communication Services 12.3
Industrials 12.1
Materials 6.7
Health Care 5.1
Consumer Staples 4.8
Energy 2.6
Utilities 1.7
Real Estate 1.5
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Brazil – 4.8%
2,063,000 Axia Energia SA (Utilities) $ 21,496,239
1,237,500
Banco BTG Pactual SA
(Financial Services) 13,866,230
256,088
Embraer SA ADR (Capital
Goods) 17,498,493
1,439,000
Localiza Rent a Car SA
(Transportation) 10,676,502
2,094,096
NU Holdings Ltd., Class A
(Banks)* 30,008,396
612,476 PicS NV (Financial Services)*
(a)
8,084,683
5,598,414
Raia Drogasil SA (Consumer
Staples Distribution & Retail) 20,409,475
279,607
Wheaton Precious Metals Corp.
(Materials) 30,485,551
152,525,569
China – 21.5%
6,732,124
Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 102,553,160
625,000
Chaozhou Three-Circle Group
Co. Ltd., Class A (Technology
Hardware & Equipment) 10,231,346
16,179,295
China Construction Bank Corp.,
Class A (Banks) 25,990,978
11,306,000
China Construction Bank Corp.,
Class H (Banks) 13,266,753
5,820,000
China Merchants Bank Co. Ltd.,
Class H (Banks) 37,760,622
523,071
Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 30,642,633
4,595,600
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 11,481,428
220,605
H World Group Ltd. ADR
(Consumer Services) 9,417,627
1,091,800
Hubei Dinglong Co. Ltd., Class
A (Materials) 11,085,817
921,787
Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 14,810,381
825,800
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life Sciences) 6,019,078
161,251
Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 32,252,827
1,018,200
Meituan , Class B (Consumer
Services)*
(b)
12,021,357
2,083,000
Minth Group Ltd. (Automobiles
& Components) 7,378,647
401,048
Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 12,147,482
205,855
NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 20,898,247
8,434,000
PICC Property & Casualty Co.
Ltd., Class H (Insurance) 17,602,156
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,792,500
Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) $ 28,332,911
775,500
Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 5,793,585
2,561,796
Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 10,334,942
4,991,200
Sany Heavy Industry Co. Ltd.,
Class H (Capital Goods) 13,422,160
1,782,700
Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 16,913,462
531,200
Sungrow Power Supply Co.
Ltd., Class A (Capital Goods) 8,162,988
2,206,900
Tencent Holdings Ltd. (Media
& Entertainment) 134,848,179
740,600
WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
15,187,666
428,805
Yum China Holdings, Inc.
(Consumer Services) 20,659,825
3,243,592
Yunnan Aluminium Co. Ltd.,
Class A (Materials) 12,811,919
121,900
Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 16,221,051
3,300,000
Zijin Mining Group Co. Ltd.,
Class H (Materials) 14,011,742
398,950
ZTO Express Cayman, Inc.
(Transportation) 9,547,351
681,808,320
Greece – 1.0%
2,649,540 Piraeus Bank SA (Banks)* 30,904,423
Hong Kong – 0.3%
539,195
Zijin Gold International Co.
Ltd. (Materials) 8,153,546
Hungary – 0.6%
135,756 OTP Bank Nyrt (Banks) 20,111,146
India – 13.5%
533,961
360 ONE WAM Ltd. (Financial
Services) 6,344,718
135,984
Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 10,607,908
191,850
Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 17,998,859
175,909
Archean Chemical Industries
Ltd. (Materials) 968,908
2,377,921 Axis Bank Ltd. (Banks) 30,621,269
2,642,782
Bajaj Finance Ltd. (Financial
Services) 31,592,629
722,784
Coforge Ltd. (Software &
Services) 13,036,164

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,415,736
Computer Age Management
Services Ltd. (Commercial &
Professional Services) $ 11,809,749
116,782
Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 17,186,876
7,337,613
Eternal Ltd. (Consumer
Services)* 23,253,902
582,567
Godrej Properties Ltd.
(Real Estate Management &
Development) 12,855,314
430,771
Grasim Industries Ltd.
(Materials) 13,991,695
358,897
Hindustan Aeronautics Ltd.
(Capital Goods) 17,482,111
3,901,929 ICICI Bank Ltd. (Banks) 58,642,707
1,395,581
Infosys Ltd. (Software &
Services) 16,578,180
855,174
JSW Infrastructure Ltd.
(Transportation) 2,798,396
238,540
Navin Fluorine International
Ltd. (Materials) 18,917,647
705,001
SAI Life Sciences
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
9,720,622
808,913
SBI Life Insurance Co. Ltd.
(Insurance)
(b)
15,946,663
1,176,166
Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 24,523,440
12,425,915
Suzlon Energy Ltd. (Capital
Goods)* 6,243,924
3,127,241
Tata Capital Ltd. (Financial
Services) 11,968,390
1,512,543
Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 17,162,549
267,076
Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 14,343,854
351,434
Tube Investments of India Ltd.
(Automobiles & Components) 10,136,856
276,843
TVS Motor Co. Ltd.
(Automobiles & Components) 12,507,544
427,240,874
Indonesia – 0.7%
43,467,600
Bank Central Asia Tbk PT
(Banks) 15,234,308
16,968,300
BFI Finance Indonesia Tbk PT
(Financial Services) 862,552
155,573,200
Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 5,622,655
21,719,515
Kazakhstan – 0.3%
344,919
Halyk Savings Bank of
Kazakhstan JSC, GDR (Banks) 11,054,654
Shares Description Value
a
Common Stocks – (continued)
Mexico – 2.3%
1,448,099
Arca Continental SAB de CV
(Food, Beverage & Tobacco) $ 16,593,419
255,757
BBB Foods, Inc., Class A
(Consumer Staples Distribution
& Retail)* 10,570,437
1,744,086
Cemex SAB de CV ADR
(Materials) 20,615,096
4,142,050
Gentera SAB de CV (Financial
Services) 9,602,085
3,267,003
Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 14,671,757
72,052,794
Peru – 0.6%
47,507 Credicorp Ltd. (Banks) 19,030,354
Philippines – 0.4%
717,530
International Container
Terminal Services, Inc.
(Transportation) 11,267,768
Poland – 1.1%
1,856,511
Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(b)
15,918,436
675,517
Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 20,233,683
36,152,119
Russia – 0.0%
2,495,750
Renaissance Insurance Group
JSC (Insurance)*
(c)
—
4,327,745
Sberbank of Russia PJSC
(Banks)*
(c)
—
—
Saudi Arabia – 2.2%
1,703,534 Al Rajhi Bank (Banks) 28,429,906
446,566
Rasan Information Technology
Co. (Insurance)* 15,482,065
2,407,564
Saudi National Bank (The)
(Banks) 25,193,741
69,105,712
Singapore – 1.1%
3,576,237
Grab Holdings Ltd., Class A
(Transportation)* 12,516,830
208,784
Sea Ltd. ADR (Consumer
Discretionary Distribution &
Retail)* 22,285,604
34,802,434
Slovenia – 0.5%
333,300
Nova Ljubljanska Banka dd,
GDR (Banks) 17,257,093
South Africa – 2.2%
85,002
Capitec Bank Holdings Ltd.
(Banks) 24,271,051
874,976
Clicks Group Ltd. (Consumer
Staples Distribution & Retail)
(a)
11,679,940

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
3,789,961
FirstRand Ltd. (Financial
Services) $ 22,666,135
15,144,831 Old Mutual Ltd. (Insurance) 12,246,951
70,864,077
South Korea – 19.2%
46,177
HD Hyundai Marine Solution
Co. Ltd. (Commercial &
Professional Services) 5,864,598
7,080
Hyosung Heavy Industries
Corp. (Capital Goods) 11,506,574
178,061
Hyundai Rotem Co. Ltd.
(Capital Goods) 16,547,180
387,702
KB Financial Group, Inc.
(Banks) 45,375,429
170,938
Kia Corp. (Automobiles &
Components) 15,411,808
73,894
LG Energy Solution Ltd.
(Capital Goods)* 16,717,053
72,511
NC Corp. (Media &
Entertainment) 11,789,370
13,548
Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
13,938,701
19,774
Samsung Electro-Mechanics
Co. Ltd. (Technology Hardware
& Equipment) 15,110,243
1,461,353
Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 254,355,542
1,134,718
Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 16,871,100
157,996
SK hynix , Inc. (Semiconductors
& Semiconductor Equipment) 179,429,061
12,026
SK Square Co. Ltd. (Capital
Goods)* 8,269,241
611,185,900
Taiwan – 23.9%
457,000
Accton Technology Corp.
(Technology Hardware &
Equipment) 29,621,368
2,370,000
ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 40,442,884
398,000
Bizlink Holding, Inc. (Capital
Goods) 25,340,342
8,188,000
Cathay Financial Holding Co.
Ltd. (Insurance) 25,483,352
511,000
Chroma ATE, Inc. (Technology
Hardware & Equipment) 32,104,125
1,070,000
Delta Electronics, Inc.
(Technology Hardware &
Equipment) 52,641,448
256,000
Elite Material Co. Ltd.
(Technology Hardware &
Equipment) 36,749,495
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
2,964,000
Far EasTone
Telecommunications Co. Ltd.
(Telecommunication Services) $ 9,621,961
121,000
Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 12,533,221
299,000
Lotes Co. Ltd. (Technology
Hardware & Equipment)* 16,851,489
659,000
MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 70,201,772
568,200
Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 6,699,206
5,218,883
Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 386,016,123
953,000
Yageo Corp. (Technology
Hardware & Equipment) 14,343,893
758,650,679
Turkey – 1.5%
2,887,328
Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 20,795,749
4,083,708
Turkiye Petrol Rafinerileri AS
(Energy) 25,437,821
46,233,570
United Arab Emirates – 0.9%
1,753,232
Abu Dhabi Islamic Bank PJSC
(Banks) 10,127,693
3,565,862
First Abu Dhabi Bank PJSC
(Banks) 18,781,178
28,908,871
United States – 0.5%
668,400
BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 16,522,843
TOTAL COMMON STOCKS
(Cost $1,906,199,536)
3,145,552,261

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
**End swaps header**
Shares Description Rate Value
a
Preferred Stock – 0.8%
Brazil – 0.8%
3,014,894
Itau Unibanco
Holding SA
(Banks)
(Cost $16,738,340)
8.00% $ 25,508,972
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(d)
Goldman Sachs Central Government Fund -
Institutional Shares
23,110,771 3.760% 23,110,771
(Cost $23,110,771)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,946,048,647)
3,194,172,004
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,622,660 3.571% 15,622,660
(Cost $15,622,660)
TOTAL INVESTMENTS – 101.1%
(Cost $1,961,671,307)
$ 3,209,794,664
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(33,802,504)
NET ASSETS – 100.0%
$ 3,175,992,160
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 38.2%
Financials 22.8
Industrials 9.6
Consumer Discretionary 8.6
Communication Services 4.9
Materials 4.4
Consumer Staples 3.8
Health Care 3.7
Energy 1.2
Real Estate 0.9
Investment Company 0.7
Utilities 0.7
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.9%
France – 10.0%
87,611 Air Liquide SA (Materials) $ 17,260,122
127,784 BNP Paribas SA (Banks) 16,237,358
6,755
Hermes International SCA
(Consumer Durables & Apparel) 11,969,015
58,600
L'Oreal SA (Household &
Personal Products) 26,100,179
91,687 Vinci SA (Capital Goods) 12,945,557
84,512,231
Germany – 6.6%
285,777
Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 20,508,392
72,993 Siemens AG (Capital Goods) 23,915,917
68,575
Siemens Energy AG (Capital
Goods) 11,715,568
56,139,877
Hong Kong – 3.3%
2,749,000 AIA Group Ltd. (Insurance) 27,712,389
Japan – 17.2%
131,800
Hoya Corp. (Health Care
Equipment & Services) 20,154,464
2,206,000 ITOCHU Corp. (Capital Goods) 27,684,444
42,300
Keyence Corp. (Technology
Hardware & Equipment) 21,217,131
174,200
Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 7,937,311
359,300
Nomura Research Institute Ltd.
(Software & Services) 10,629,370
436,400
ORIX Corp. (Financial
Services) 17,612,823
425,500
Sony Group Corp. (Consumer
Durables & Apparel) 9,943,456
724,500
Sumitomo Mitsui Financial
Group, Inc. (Banks) 31,130,995
146,309,994
Netherlands – 11.8%
20,216
ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 33,314,880
810,256 ING Groep NV (Banks) 28,473,670
562,949
Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 22,305,306
3,416,857
Koninklijke KPN NV
(Telecommunication Services) 16,133,864
100,227,720
Singapore – 1.9%
273,200
DBS Group Holdings Ltd.
(Banks) 15,762,751
Spain – 6.8%
1,060,380
Banco Bilbao Vizcaya
Argentaria SA (Banks) 29,724,492
1,167,121 Iberdrola SA (Utilities) 27,723,353
57,447,845
Shares Description Value
a
Common Stocks – (continued)
Switzerland – 7.9%
63,574
Galderma Group AG
(Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 13,834,434
29,420
Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 20,505,101
42,944
Zurich Insurance Group AG
(Insurance) 32,711,655
67,051,190
Taiwan – 1.9%
39,170
Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 15,834,473
United Kingdom – 17.3%
302,620
3i Group PLC (Financial
Services) 11,650,207
164,867
AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 28,045,592
730,448
Compass Group PLC
(Consumer Services) 23,196,004
118,860
London Stock Exchange Group
PLC (Financial Services) 13,370,867
2,029,001 National Grid PLC (Utilities) 32,475,909
2,617,533 NatWest Group PLC (Banks) 24,690,236
2,845,698
Rentokil Initial PLC
(Commercial & Professional
Services) 13,105,179
146,533,994
United States – 14.2%
75,626
Ferguson Enterprises, Inc.
(Capital Goods) 17,721,441
133,428
InterContinental Hotels Group
PLC (Consumer Services) 21,576,264
116,024
Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 18,145,213
91,503
Schneider Electric SE (Capital
Goods) 30,743,704
33,633
Spotify Technology SA (Media
& Entertainment)* 16,814,482
221,297
Sunbelt Rentals Holdings, Inc.
(Capital Goods) 15,855,100
120,856,204
TOTAL COMMON STOCKS
(Cost $583,887,418)
838,388,668

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
5,295,884 3.760% $ 5,295,884
(Cost $5,295,884)
TOTAL INVESTMENTS – 99.5%
(Cost $589,183,302)
$ 843,684,552
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
4,569,122
NET ASSETS – 100.0%
$ 848,253,674
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 29.5%
Industrials 18.2
Information Technology 13.0
Health Care 12.0
Consumer Discretionary 7.9
Utilities 7.1
Consumer Staples 5.7
Communication Services 3.9
Materials 2.1
Investment Company 0.6
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.4%
Australia – 3.3%
1,247,267 Rio Tinto PLC (Materials) $ 121,196,569
France – 13.2%
684,870 Accor SA (Consumer Services) 35,617,380
1,007,765 BNP Paribas SA (Banks) 128,055,475
121,099
Kering SA (Consumer Durables
& Apparel) 39,971,589
182,501
L'Oreal SA (Household &
Personal Products) 81,285,134
3,556,170
Orange SA (Telecommunication
Services) 67,950,243
953,769 TotalEnergies SE (Energy) 84,084,785
351,693 Vinci SA (Capital Goods) 49,656,566
486,621,172
Germany – 6.9%
182,613 Allianz SE (Insurance) 90,960,018
604,175
Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 43,357,786
368,324 Siemens AG (Capital Goods) 120,680,150
254,997,954
Italy – 2.5%
8,167,761 Enel SpA (Utilities) 92,241,878
Japan – 14.4%
9,666,000 ITOCHU Corp. (Capital Goods) 121,304,547
1,114,900
Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 50,799,705
1,361,600
ORIX Corp. (Financial
Services) 54,953,298
3,157,200
Sumitomo Mitsui Financial
Group, Inc. (Banks) 135,661,528
1,485,100
Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 50,991,862
124,700
Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 41,691,861
4,047,200
Toyota Motor Corp.
(Automobiles & Components) 76,591,975
531,994,776
Netherlands – 7.2%
3,764,749 ING Groep NV (Banks) 132,299,201
1,861,157
Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 73,743,230
12,729,524
Koninklijke KPN NV
(Telecommunication Services) 60,106,819
266,149,250
Singapore – 4.3%
1,694,250
DBS Group Holdings Ltd.
(Banks) 97,752,709
3,282,800
Singapore Exchange Ltd.
(Financial Services) 62,583,981
160,336,690
Shares Description Value
a
Common Stocks – (continued)
Spain – 7.4%
3,802,719
Banco Bilbao Vizcaya
Argentaria SA (Banks) $ 106,597,529
3,181,521 Iberdrola SA (Utilities) 75,572,623
1,432,647
Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 93,499,796
275,669,948
Switzerland – 2.7%
131,609
Zurich Insurance Group AG
(Insurance) 100,250,284
Taiwan – 1.4%
706,000
Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 52,219,485
United Kingdom – 22.1%
1,657,010
3i Group PLC (Financial
Services) 63,791,253
557,879
AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 94,901,023
2,480,450
BAE Systems PLC (Capital
Goods) 70,219,922
1,089,130
Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 119,216,170
2,460,917
Compass Group PLC
(Consumer Services) 78,148,533
6,829,536 HSBC Holdings PLC (Banks) 145,437,167
505,206
London Stock Exchange Group
PLC (Financial Services) 56,831,921
6,654,378 National Grid PLC (Utilities) 106,509,052
8,628,070 NatWest Group PLC (Banks) 81,385,444
816,440,485
United States – 13.0%
391,911
Ferguson Enterprises, Inc.
(Capital Goods) 91,836,505
664,702
Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 103,954,006
236,039
Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 103,170,878
239,509
Schneider Electric SE (Capital
Goods) 80,471,611
2,249,650 Shell PLC (Energy) 102,970,369
482,403,369
TOTAL COMMON STOCKS
(Cost $2,589,160,371)
3,640,521,860

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.1%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
41,746,924 3.760% $ 41,746,924
(Cost $41,746,924)
TOTAL INVESTMENTS – 99.5%
(Cost $2,630,907,295)
$ 3,682,268,784
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
16,715,728
NET ASSETS – 100.0%
$ 3,698,984,512
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 34.1%
Industrials 14.5
Health Care 9.6
Consumer Discretionary 8.8
Utilities 7.5
Consumer Staples 7.4
Information Technology 5.1
Energy 5.1
Communication Services 3.5
Materials 3.3
Investment Company 1.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
July 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2026:
(a)
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,066,557 $ 29,777,734 $ —
North America — 467,208 —
Investment Company 36 — —
Total
$ 4,066,593 $ 30,244,942 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 23,926,891 $ 46,937,186 $ —
Asia 144,891,955 2,565,239,888 —
Europe — 104,424,781 —
North America 72,052,794 16,522,843 —
South America 171,555,923 25,508,972 —
Investment Company 23,110,771 — —
Securities Lending Reinvestment Vehicle 15,622,660 — —
Total
$ 451,160,994 $ 2,758,633,670 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 15,834,473 $ 189,785,134 $ —
Europe 22,305,306 489,607,551 —
North America 34,535,923 86,320,281 —
Investment Company 5,295,884 — —
Total
$ 77,971,586 $ 765,712,966 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 744,550,951 $ —
Europe 260,909,643 2,031,461,328 —
North America 91,836,505 390,566,864 —
Oceania — 121,196,569 —
Investment Company 41,746,924 — —
Total
$ 394,493,072 $ 3,287,775,712 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)